Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Aug. 27, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015
MFS® Corporate Bond Fund | A
Prospectus:
Trading Symbol	MFBFX
MFS® Corporate Bond Fund | R4
Prospectus:
Trading Symbol	MFBJX
MFS® Corporate Bond Fund | B
Prospectus:
Trading Symbol	MFBBX
MFS® Corporate Bond Fund | C
Prospectus:
Trading Symbol	MFBCX
MFS® Corporate Bond Fund | I
Prospectus:
Trading Symbol	MBDIX
MFS® Corporate Bond Fund | R1
Prospectus:
Trading Symbol	MFBGX
MFS® Corporate Bond Fund | R2
Prospectus:
Trading Symbol	MBRRX
MFS® Corporate Bond Fund | R3
Prospectus:
Trading Symbol	MFBHX
MFS® Corporate Bond Fund | R5
Prospectus:
Trading Symbol	MFBKX
MFS® Limited Maturity Fund | I
Prospectus:
Trading Symbol	MQLIX
MFS® Limited Maturity Fund | A
Prospectus:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | R4
Prospectus:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | 529A
Prospectus:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | 529B
Prospectus:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529C
Prospectus:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | B
Prospectus:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | C
Prospectus:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | R1
Prospectus:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | R2
Prospectus:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R3
Prospectus:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R5
Prospectus:
Trading Symbol	MQLKX
MFS® Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX
MFS® Total Return Bond Fund | A
Prospectus:
Trading Symbol	MRBFX
MFS® Total Return Bond Fund | R4
Prospectus:
Trading Symbol	MRBJX
MFS® Total Return Bond Fund | 529A
Prospectus:
Trading Symbol	EARBX
MFS® Total Return Bond Fund | 529B
Prospectus:
Trading Symbol	EBRBX
MFS® Total Return Bond Fund | 529C
Prospectus:
Trading Symbol	ECRBX
MFS® Total Return Bond Fund | B
Prospectus:
Trading Symbol	MRBBX
MFS® Total Return Bond Fund | C
Prospectus:
Trading Symbol	MRBCX
MFS® Total Return Bond Fund | I
Prospectus:
Trading Symbol	MRBIX
MFS® Total Return Bond Fund | R1
Prospectus:
Trading Symbol	MRBGX
MFS® Total Return Bond Fund | R2
Prospectus:
Trading Symbol	MRRRX
MFS® Total Return Bond Fund | R3
Prospectus:
Trading Symbol	MRBHX
MFS® Total Return Bond Fund | R5
Prospectus:
Trading Symbol	MRBKX